Net financial income (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interests and gains on financial assets	€ 3,177	€ 546	€ 327
Unrealized gains on financials assets	1,648	418	1,177
Foreign exchange gains	2,109	3,810	4,839
Other financial income	0	0	0
Financial income	6,934	4,775	6,344	[1]
Foreign exchange losses	(1,195)	(2,983)	(3,591)
Unrealized losses on financial assets	0	(2,050)	(95)
Interest on financial liabilities	(640)	(288)	(312)
Other financial expenses	0	0	0
Financial expenses	(1,835)	(5,321)	(3,997)	[1]
Net financial income (loss)	€ 5,099	€ (546)	€ 2,347	[1]

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.